Deferred Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Deferred Revenue

NOTE 6: DEFERRED REVENUE

Changes in deferred revenue were as follows:

March 31,
2020
Balance, beginning of period	$1,518,163
Deferral of revenue	508,358
Recognition of deferred revenue	(739,468)
Balance, end of period	$1,287,053

	March 31,	December 31,
	2020	2020
Current	$1,255,396	$1,478,430
Non-current	31,657	39,733
	$1,287,053	$1,518,163

NOTE 7: DEFERRED REVENUE

Changes in deferred revenue were as follows:

	December 31,	December 31,
	2020	2019
Balance, beginning of period	$953,546	$28,951
Deferral of revenue	2,961,749	2,418,820
Recognition of deferred revenue	(2,397,132)	(1,494,225)
Balance, end of period	$1,518,163	$953,546

Current	$1,478,430	$728,749
Non-current	39,733	224,797
	$1,518,163	$953,546